CONVERTIBLE DEBENTURES	12 Months Ended
Mar. 31, 2026
Disclosure of detailed information about borrowings [abstract]
CONVERTIBLE DEBENTURES [Text Block]

11. CONVERTIBLE DEBENTURES

On April 9, 2025, the Company completed a non-brokered private placement (the "Offering") of debenture units (the "Debenture Units") through the issuance of 2,000 Debenture Units for gross proceeds of $2,000,000.

Each Debenture Unit consists of: (i) $1,000 principal amount of 5% secured convertible debentures of the Company (each, a "Convertible Debenture"); and (ii) 454 warrants (the "Warrants") to purchase common shares in the capital of the Company (the "Common Shares"). Each Convertible Debenture will mature on April 9, 2028, (the "Maturity Date") and bears interest at a rate of 5% per annum payable as a balloon payment on the Maturity Date. Each Convertible Debenture is convertible at the option of the holder, in whole or in part, into Common Shares, at any time prior to the Maturity Date at a conversion price of $2.20 per Common Share (the "Conversion Price"). The Company has the option to force the conversion of the Convertible Debentures into Common Shares at the Conversion Price at any time after the second anniversary of closing and prior to the Maturity Date in the event that the volume weighted average trading price of the Common Shares on the TSX Venture Exchange (the "TSXV") for the preceding 30 business days exceeds $4.40.

The Convertible Debentures are secured by the Company's interest in the Albany Property [Note 7], with a first ranking above all other creditors or loans by the Company.

The following inputs were used to fair value the debenture units and their associated components:

Terms of loan
Inception date	April 9, 2025
Valuation date	April 9, 2025
Maturity date	April 9, 2028
Term	3 years
Principal amount	$2,000,000
Coupon rate	5% per annum
Underlying share price	$1.42
Conversion price	$2.20
Conversion cap price (between April 9, 2027 and maturity date)	$4.40
Risk-free rate	2.47%
Volatility	66.16%
Market Inputs
CAD OIS Risk-free curve credit spread	11.05%
Valuation results
Fair value of the debt component	$1,555,334
Less: transaction costs	$(18,662)
Add: accretion expense	$117,381
Add: accrued interest	$97,261
Total value of the debt component as at March 31, 2026	$1,751,314

Fair value of the equity component
Embedded holder conversion option	$399,380
Embedded issuer's conversion option	$(4,833)
Free-standing warrants	$50,119
Less: transaction costs	$(5,335)
Total fair value of the equity component	$439,331